Senior Secured Convertible Notes (4) and Warrants (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Debt Instrument [Line Items]
Change in fair value of Senior Secured Convertible Notes	$ (143)
Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Balance at beginning
Issuance of Senior Secured Convertible Notes (4) at January 11, 2023	1,803
Change in fair value of Senior Secured Convertible Notes	(143)
Balance at end	$ 1,660